Consolidated Statements of Cash Flows € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operating activities:
Net income (including non-controlling interests)	$ 1,022	$ 9,538	$ 15,565
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	2,675	2,580	2,523
Net impairment (reversal) charges	1,038	1,026	(218)
Bargain purchase gain	0	(100)	0
Interest expense	715	401	357
Interest income	(570)	(188)	(79)
Income tax expense	238	1,717	2,460
Net loss (gain) on disposal of subsidiaries	1,469	0	(104)
Income from investments in associates, joint ventures and other investments	(1,184)	(1,317)	(2,204)
Impairment on investments in associates, joint ventures and other investments	1,405	0	0
Provision on pensions and other post-employment benefits	249	176	147
Change in fair value adjustment on call option on mandatory convertible bonds	0	15	44
Unrealized foreign exchange effects	409	(82)	(154)
Write-downs of inventories to net realizable value, provisions and other non-cash operating expenses net	(400)	399	1,313
Changes in assets and liabilities that provided (required) cash, net of acquisitions and disposals:
Trade accounts receivable and other	307	1,133	(2,535)
Inventories	1,568	(2,062)	(8,654)
Trade accounts payable and other	(271)	(294)	4,780
VAT and other amounts (paid) received to/from public authorities	9	(410)	(123)
Other working capital and provisions movements	110	608	(672)
Interest paid	(788)	(440)	(479)
Interest received	553	178	73
Income taxes paid	(977)	(2,940)	(2,128)
Dividends received from associates, joint ventures and other investments	316	493	261
Cash contributions to plan assets and benefits paid for pensions and other post-employment benefits	(248)	(228)	(268)
Net cash provided by operating activities	7,645	10,203	9,905
Investing activities:
Purchase of property, plant and equipment and intangibles	(4,613)	(3,468)	(3,008)
Disposals of net assets of subsidiaries, net of cash disposed of 24, nil and 4 in 2023, 2022 and 2021, respectively	254	0	(4)
Acquisitions of net assets of subsidiaries, net of cash acquired of 4, 39 and 10 in 2023, 2022 and 2021, respectively	(2,524)	(939)	(25)
Disposals of property, plant and equipment and intangibles	718	95	105
Acquisition of associates and joint ventures	(73)	0	0
Lease installments and capital expenditure refund relating to ArcelorMittal Italia acquisition	0	0	(14)
Cash collateral for the TSR receivables retained in ArcelorMittal USA after disposal	0	0	260
Disposal of common and preferred Cleveland-Cliffs shares	0	0	2,680
(Acquisitions) disposals of financial assets	560	(32)	(80)
Other investing activities net	(170)	(139)	(254)
Net cash provided by / (used in) investing activities	(5,848)	(4,483)	(340)
Financing activities:
Payments from mandatorily convertible subordinated notes/ mandatorily convertible bonds	(340)	0	(1,196)
Proceeds from short-term debt	218	434	287
Proceeds from long-term debt	134	3,893	147
Payments of short-term debt	(1,670)	(1,044)	(1,664)
Payments of long-term debt	(16)	0	(2,332)
Share buyback	(1,208)	(2,937)	(5,170)
Dividends paid (includes 162, 331 and 260 of dividends paid to non-controlling shareholders in 2023, 2022 and 2021, respectively)	(531)	(663)	(572)
Repayment of cash pooling liability to Acciaierie d'Italia	0	0	(199)
Payment of principal portion of lease liabilities and other financing activities	(253)	(160)	(199)
Net cash provided by / (used in) financing activities	(3,666)	(477)	(10,898)
Net (decrease) increase in cash and cash equivalents	(1,869)	5,243	(1,333)
Effect of exchange rate changes on cash	255	(158)	(55)
Cash and cash equivalents:
At the beginning of the year	9,300	4,215	5,600
Reclassification of the period-end cash and cash equivalents from held for sale	0	0	3
At the end of the year	$ 7,686	$ 9,300	$ 4,215